                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:                   811-6411

Exact name of registrant as specified in charter:     Voyageur Investment Trust

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              August 31

Date of reporting period:                             May 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

DELAWARE TAX-FREE FLORIDA INSURED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2005

                                                                                                      PRINCIPAL         MARKET
                                                                                                      AMOUNT            VALUE
MUNICIPAL BONDS- 97.43%
Airport Revenue Bonds - 4.53%
Lee County Florida Airport Revenue Series B 5.75% 10/1/33 (FSA)                                       $3,000,000        $  3,321,240
Miami-Dade County Aviation Revenue
  Series A 5.00% 10/1/33 (FSA) (AMT)                                                                     500,000             515,280
  Series B 5.00% 10/1/37 (FGIC)                                                                        1,000,000           1,051,720
                                                                                                                        ------------
                                                                                                                           4,888,240
                                                                                                                        ------------
Dedicated Tax & Fees Revenue Bonds - 12.83%
Florida Department of Transportation 5.00% 7/1/31 (FGIC)                                               1,875,000           1,980,131
Jacksonville Excise Taxes Revenue Series B
  5.00% 10/1/26 (AMBAC)                                                                                1,000,000           1,054,180
  5.125% 10/1/32 (FGIC)                                                                                1,000,000           1,058,970
&Palm Beach County Florida Criminal Justice Facilities Revenue Inverse Floater
  9.47% 6/1/12 (FGIC)                                                                                  7,500,000           9,763,125
                                                                                                                        ------------
                                                                                                                          13,856,406
                                                                                                                        ------------
Higher Education Revenue Bonds - 5.03%
Broward County Educational Facilities Authority Revenue (Nova Southeastern University)
  5.25% 4/1/27 (RADIAN)                                                                                1,000,000           1,053,860
Miami-Dade County Educational Facilities Authority (University of Miami) Series A
  5.75% 4/1/29 (AMBAC)                                                                                 2,000,000           2,206,860
University of Central Florida Athletics Association Certificates of Participation Series A
  5.25% 10/1/34 (FGIC)                                                                                 2,000,000           2,167,880
                                                                                                                        ------------
                                                                                                                           5,428,600
                                                                                                                        ------------
Hospital Revenue Bonds - 17.87%
Escambia County Health Facilities Authority (Florida Health Care Facilities - VHA Program)
  5.95% 7/1/20 (AMBAC)                                                                                 4,925,000           4,987,400
Highlands County Health Facilities Authority (Adventist Health System/Sunbelt) Series A
  6.00% 11/15/31                                                                                       1,500,000           1,641,885
Indian River County Hospital District (Indian River Memorial Hospital) 6.10% 10/1/18 (FSA)             3,000,000           3,174,720
North Miami Health Facilities Authority (Catholic Health Services) (LOC Suntrust Bank-Miami)
  6.00% 8/15/16                                                                                          500,000             520,700
Orange County Health Facilities Authority Revenue (Adventist Health System) 5.625% 11/15/32            1,000,000           1,074,780
Palm Beach County Health Facilities Authority Revenue Refunding Hospital (Boca Raton Community
  Hospital) 5.625% 12/1/31                                                                             2,000,000           2,129,440
South Broward Hospital District Revenue (Memorial Healthcare System) 5.625% 5/1/32                     3,000,000           3,260,700
Tallahassee Health Facilities (Tallahassee Memorial Regional Medical Center) Series B 6.00%
  12/1/15 (MBIA)                                                                                       2,500,000           2,506,025
                                                                                                                        ------------
                                                                                                                          19,295,650
                                                                                                                        ------------
Miscellaneous Revenue Bonds - 2.03%
Florida State Board of Education (Lottery Revenue) Series A 6.00% 7/1/14 (FGIC)                        1,000,000           1,135,850
Florida State Municipal Loan (Council Revenue) Series A 5.00% 2/1/35 (MBIA)                            1,000,000           1,057,670
                                                                                                                        ------------
                                                                                                                           2,193,520
                                                                                                                        ------------
Multifamily Housing Revenue Bonds - 26.97%
Dade County Housing Finance Authority (Lincoln Fields Apartments Section 8) 6.25% 7/1/24 (MBIA) (FHA)    485,000             485,626
Duval Housing Finance Authority (St. Augustine Apartments) 6.00% 3/1/21                                  300,000             308,316
Florida Housing Finance Agency
   (Crossings Indian Run Apartments HUD) Series V 6.10% 12/1/26 (AMBAC) (AMT)                            750,000             777,465
   (Landings at Sea Forest Apartments) Series T
      5.85% 12/1/18 (AMBAC) (FHA) (AMT)                                                                  400,000             414,148
      6.05% 12/1/36 (AMBAC) (FHA) (AMT)                                                                  700,000             723,905
   (Leigh Meadows Apartments HUD) Series N
      6.20% 9/1/26 (AMBAC) (AMT)                                                                       2,765,000           2,861,333
      6.30% 9/1/36 (AMBAC) (AMT)                                                                       2,000,000           2,068,840
   (Mariner Club Apartments) Series K-1
      6.25% 9/1/26 (AMBAC) (AMT)                                                                       2,000,000           2,070,680
      6.375% 9/1/36 (AMBAC) (AMT)                                                                      3,500,000           3,623,199
   (Riverfront Apartments Section 8 HUD) Series A 6.25% 4/1/37 (AMBAC) (AMT)                           1,000,000           1,041,880
   (Spinnaker Cove Apartments) Series G 6.50% 7/1/36 (AMBAC) (FHA) (AMT)                                 500,000             517,240
   (Sterling Palms Apartments) Series D-1
      6.30% 12/1/16 (AMBAC) (AMT)                                                                        950,000             980,885
      6.40% 12/1/26 (AMBAC) (AMT)                                                                      1,500,000           1,557,840
      6.50% 6/1/36 (AMBAC) (AMT)                                                                       6,540,000           6,758,893
   (The Vineyards Project) Series H 6.40% 11/1/15                                                        500,000             515,615
   (Woodbridge Apartments Project) Series L
      6.15% 12/1/26 (AMBAC) (AMT)                                                                      1,750,000           1,815,135
      6.25% 6/1/36 (AMBAC) (AMT)                                                                       2,000,000           2,073,660
Volusia County Multifamily Housing Finance Authority (San Marco Apartments) Series A 5.60% 1/1/44
      (FSA) (AMT)                                                                                        500,000             518,440
                                                                                                                        ------------
                                                                                                                          29,113,100
                                                                                                                        ------------
Municipal Lease Revenue Bonds - 6.86%
Florida Municipal Loan Council Revenue Series B 5.00% 11/1/29 (MBIA)                                   1,590,000           1,688,787
Osceola County School Board Series A 5.25% 6/1/27 (AMBAC)                                              4,000,000           4,336,800
Palm Beach County School Board Certificates of Participation Series D 5.00% 8/1/28 (FSA)                 300,000             314,988
St. Augustine Capital Improvement Revenue 5.00% 10/1/34 (AMBAC)                                        1,000,000           1,062,380
                                                                                                                        ------------
                                                                                                                           7,402,955
                                                                                                                        ------------
Ports & Harbors Revenue Bonds - 0.30%
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30 (MBIA) (AMT)                                   295,000             320,768
                                                                                                                        ------------
                                                                                                                             320,768
                                                                                                                        ------------

ss.Pre-Refunded Bonds - 3.12%
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30-10 (MBIA) (AMT)                                205,000             227,981
Northern Palm Beach County Improvement District Special Assessment (Abacoa Water Control)
  7.20% 8/1/16-06                                                                                        300,000             319,872
Pinellas County Educational Facilities Authority (Clearwater Christian College) Private Placement
  8.00% 2/1/11-06                                                                                        205,000             215,562
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Series B
  6.00% 7/1/26-05                                                                                        150,000             151,899
Tampa Utilities Tax Revenue Series A
  6.00% 10/1/17-09 (AMBAC)                                                                             1,000,000           1,128,710
  6.125% 10/1/18-09 (AMBAC)                                                                            1,000,000           1,133,749
Volusia County Industrial Development Authority Mortgage Revenue (Bishops
  Glen Retirement Health Facilities Project) 7.50% 11/1/16-06                                            180,000             192,150
                                                                                                                        ------------
                                                                                                                           3,369,923
                                                                                                                        ------------
Public Power Revenue Bonds - 1.96%
Florida State Municipal Power Agency Revenue (Stanton II Project) 5.00% 10/1/26 (AMBAC)                2,000,000           2,112,260
                                                                                                                        ------------
                                                                                                                           2,112,260
                                                                                                                        ------------
Public Utility District Revenue Bonds - 1.16%
Ocala Utility System Revenue Series B 5.25% 10/1/25 (FGIC)                                             1,125,000           1,249,549
                                                                                                                        ------------
                                                                                                                           1,249,549
                                                                                                                        ------------
Single Family Housing Revenue Bonds - 0.47%
Florida Housing Finance Agency Homeowner Mortgage Series 1B 6.00% 7/1/17 (FHA) (VA)                       85,000              87,444
Orange County Florida Housing Finance Authority Homeowner Revenue Series B 5.25%
  3/1/33 (GNMA) (FNMA) (AMT)                                                                             405,000             415,392
                                                                                                                        ------------
                                                                                                                             502,836
                                                                                                                        ------------
Tax Increment/Special Assessment Bonds - 2.46%
Hollywood Community Redevelopment Agency 5.625% 3/1/24                                                 1,200,000           1,286,796
Julington Creek Plantation Community Development District Special Assessment 5.00% 5/1/29 (MBIA)         200,000             210,606
Osceola County Celebration Community Development District Special Assessment 6.10% 5/1/16 (MBIA)         460,000             461,210
Osceola County Enterprise Community Development District Special Assessment 6.10% 5/1/16 (MBIA)          695,000             696,828
                                                                                                                        ------------
                                                                                                                           2,655,440
                                                                                                                        ------------
Territorial General Obligation Bonds - 2.75%
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                               2,500,000           2,967,650
                                                                                                                        ------------
                                                                                                                           2,967,650
                                                                                                                        ------------
Territorial Revenue Bonds - 7.09%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue
  Series D 5.25% 7/1/38                                                                                3,000,000           3,176,100
  Series G 5.00% 7/1/42                                                                                  800,000             827,376
  Series J 5.50% 7/1/22                                                                                1,600,000           1,773,520
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00% 7/1/13 (CIFG)                         750,000             832,770
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series F 5.25% 7/1/25             930,000           1,045,980
                                                                                                                        ------------
                                                                                                                           7,655,746
                                                                                                                        ------------
Water & Sewer Revenue Bonds - 2.00%
Riviera Beach Utilities Special District Water & Sewer Revenue 5.00% 10/1/34 (FGIC)                      400,000             424,952
Tampa Water & Sewer Revenue 6.00% 10/1/16 (FSA)                                                        1,000,000           1,210,770
Village Center Community Development District Utility Revenue 5.00% 10/1/36 (MBIA)                       500,000             528,615
                                                                                                                        ------------
                                                                                                                           2,164,337
                                                                                                                        ------------
TOTAL MUNICIPAL BONDS (cost $98,422,490)                                                                                 105,176,980
                                                                                                                        ============

SHORT-TERM INVESTMENTS - 0.93%
oVariable Rate Demand Notes - 0.93%
Brevard County Health Facilities Authority Hospital Revenue (Health First Incorporated Project)
  (LOC Suntrust Bank) 2.99% 8/1/14                                                                     1,000,000           1,000,000
                                                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (cost $1,000,000)                                                                             1,000,000
                                                                                                                        ============

TOTAL MARKET VALUE OF SECURITIES - 98.36%
  (cost $99,422,490)                                                                                                     106,176,980
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.64%                                                        1,775,799
                                                                                                                        ------------
NET ASSETS APPLICABLE TO 9,530,609 SHARES OUTSTANDING - 100.00%                                                         $107,952,779
                                                                                                                        ============

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by the Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration

  oVariable rate notes. The interest rate shown is the rate as of May 31, 2005. &An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of May 31, 2005. See Note 3 in "Notes."
ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Investment Trust
- Delaware Tax-Free Florida Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                        $99,422,490
Aggregate unrealized appreciation                      6,754,490
Aggregate unrealized depreciation                             --
                                                     -----------
Net unrealized appreciation                          $ 6,754,490
                                                     ===========

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $1,203,422 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $560,304 expires in 2008 and $643,118 expires in 2009.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in a escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

4. FUND MERGER
Effective April 11, 2005, Delaware Tax-Free Florida Insured Fund (the "Fund") acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Florida Fund, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Tax-Free Florida Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Fund.

The Reorganization was treated as non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of the Delaware Tax-Free Florida Fund as of the close of business on April 8, 2005 was as follows: $15,521,298, $648,070 and $515,360*, respectively.

*Includes prior capital loss carryforwards.

The net assets of the Fund prior to the Reorganization was $92,098,392.

DELAWARE TAX-FREE MISSOURI INSURED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2005

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
MUNICIPAL BONDS- 98.28%
Airport Revenue Bonds - 3.50%
St. Louis Airport (Capital Improvement Project) Series A 5.375% 7/1/21 (MBIA)                         $1,635,000         $ 1,787,186
                                                                                                                         -----------
                                                                                                                           1,787,186
                                                                                                                         -----------
CITY GENERAL OBLIGATION BONDS - 2.22%
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                              1,000,000           1,130,520
                                                                                                                         -----------
                                                                                                                           1,130,520
                                                                                                                         -----------
CORPORATE-BACKED REVENUE BONDS - 2.04%
Missouri State Development Finance Board Infrastructure Facilities (Triumph Foods
  Project) Series A 5.25% 3/1/25                                                                         500,000             518,785
Sugar Creek Industrial Development Revenue (Lafarge North America) Series A
  5.65% 6/1/37 (AMT)                                                                                     500,000             520,385
                                                                                                                         -----------
                                                                                                                           1,039,170
                                                                                                                         -----------
Dedicated Tax & Fees Revenue Bonds - 4.14%
Bi-State Development Agency Illinois Metropolitan District (Metrolink Cross County
  Project) Series B 5.00% 10/1/32 (FSA)                                                                1,000,000           1,056,790
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                                 1,000,000           1,055,290
                                                                                                                         -----------
                                                                                                                           2,112,080
                                                                                                                         -----------
Escrowed to Maturity Bonds - 2.52%
Cape Girardeau County Industrial Development Authority Health Care Facilities
  Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                              440,000             493,684
^Greene County Single Family Mortgage Revenue Municipal Multiplier
  6.10% 3/1/16  (Private Mortgage Insurance)                                                           1,225,000             791,044
                                                                                                                         -----------
                                                                                                                           1,284,728
                                                                                                                         -----------
HIGHER EDUCATION REVENUE BONDS - 2.04%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
   (University of Health Sciences) 5.00% 6/1/31 (MBIA)                                                 1,000,000           1,040,160
                                                                                                                         -----------
                                                                                                                           1,040,160
                                                                                                                         -----------
HOSPITAL REVENUE BONDS - 11.96%
Cape Girardeau County Industrial Development Authority Health Care Facilities
  Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                                      560,000             622,754
  (St. Francis Medical Center) Series A 5.50% 6/1/32                                                   1,000,000           1,059,330
Hannibal Industrial Development Authority Health Facilities Revenue Refunding
  (Hannibal Regional Hospital) Series A                                                                1,000,000           1,038,620
  5.625% 3/1/12 (FSA)
  5.75% 3/1/22 (FSA)                                                                                   1,000,000           1,038,370
Joplin Industrial Development Authority Health Facilities Revenue (Freeman Health
  System Project)                                                                                        255,000             265,141
  5.375% 2/15/35
  5.75% 2/15/35                                                                                          405,000             438,437
Missouri State Health & Educational Facilities Authority Health Facilities Revenue
  Refunding
  (Lake Regional Health System Project) 5.70% 2/15/34                                                    500,000             533,765
  (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                                        500,000             573,140
North Kansas City Missouri Hospital Revenue Series A 5.00% 11/15/28 (FSA)                                500,000             530,590
                                                                                                                         -----------
                                                                                                                           6,100,147
                                                                                                                         -----------
Investor Owned Utilities Revenue Bonds - 4.38%
Missouri State Environmental Improvement & Energy Resource Authority Pollution
  Control Revenue Refunding (St. Joseph Light & Power Company Project)
  5.85% 2/1/13 (AMBAC)                                                                                 2,200,000           2,232,802
                                                                                                                         -----------
                                                                                                                           2,232,802
                                                                                                                         -----------
Miscellaneous Revenue Bonds - 2.12%
Missouri State Environmental Improvement & Energy Resource Authority Water
  Pollution Control Revenue Unrefunded Balance (State Revolving Fund Project) Series A
  6.05% 7/1/16 (FSA)                                                                                   1,060,000           1,083,850
                                                                                                                         -----------
                                                                                                                           1,083,850
                                                                                                                         -----------
Multifamily Housing Revenue Bonds - 6.00%
Missouri State Housing Development Commission Multifamily Housing
  Hyder Series 3 5.60% 7/1/34 (AMT) (FHA)                                                              1,435,000           1,506,879
  San Remo Series 5 5.45% 1/1/36 (AMT) (FHA)                                                             500,000             520,205
St. Louis County Industrial Development Authority Housing Development Revenue
  Refunding Sub (Southfield & Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)                             1,000,000           1,033,950
                                                                                                                         -----------
                                                                                                                           3,061,034
                                                                                                                         -----------
Municipal Lease Revenue Bonds - 16.09%
Chesterfield Certificates of Participation 5.00% 12/1/24 (FGIC)                                        1,000,000           1,081,930
Kansas City Land Clearance Redevelopment Authority Lease Revenue (Muehlebach
   Hotel) Series A 5.90% 12/1/18 (FSA)                                                                 1,000,000           1,034,120

Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
  Landing Project) Series A
  5.25% 12/1/19                                                                                          435,000             458,599
  5.50% 12/1/24                                                                                          500,000             531,345
Missouri State Development Finance Board Infrastructure Facilities Revenue
  (Crackerneck Creek Project) Series C 5.00% 3/1/26                                                      500,000             504,195
  (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                                335,000             355,663
St. Charles County Public Water Supply District #2 Certificate of Participation
  (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                                                        1,000,000           1,074,480
  Series B 5.10% 12/1/25 (MBIA)                                                                          500,000             528,350
St. Louis College District Leasehold Revenue 5.00% 3/1/23 (AMBAC)                                      1,000,000           1,075,420
^St. Louis Industrial Development Authority Leasehold Revenue (Convention Center
  Hotel) 5.80% 7/15/20 (AMBAC)                                                                         3,035,000           1,566,879
                                                                                                                         -----------
                                                                                                                           8,210,981
                                                                                                                         -----------
Political Subdivision General Obligation Bonds - 2.09%
Taney County Reorganization School District R-V Hollister School District 5.00% 3/1/22 (FSA)           1,000,000           1,069,110
                                                                                                                         -----------
                                                                                                                           1,069,110
                                                                                                                         -----------
ss.Pre-Refunded Bonds - 6.53%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
  (Central Missouri State University Project) 5.75% 10/1/25-05 (AMBAC)                                 1,000,000           1,009,840
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                                     1,250,000           1,280,563
St. Louis Municipal Finance Corporation Leasehold Revenue Improvement (City Justice
  Center) Series A 5.95% 2/15/16-06 (AMBAC)                                                            1,000,000           1,041,240
                                                                                                                         -----------
                                                                                                                           3,331,643
                                                                                                                         -----------
Public Power Revenue Bonds - 2.31%
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                                1,000,000           1,178,630
                                                                                                                         -----------
                                                                                                                           1,178,630
                                                                                                                         -----------
School District General Obligation Bonds - 9.29%
Camdenton Reorganized School District R-III Camden County Refunding &
  Improvement 5.25% 3/1/24 (FSA)                                                                       1,000,000           1,107,280
Greene County Reorganization School District R8 (Direct Deposit Project)
  5.10% 3/1/22 (FSA)                                                                                   1,500,000           1,607,670
^St. Charles County Francis Howell School District (Capital Appreciation Direct Deposit
  Project) Series A 5.15% 3/1/17 (FGIC)                                                                1,500,000             919,365
St. Louis County Pattonville R-3 School District 5.25% 3/1/20 (FSA)                                    1,000,000           1,106,630
                                                                                                                         -----------
                                                                                                                           4,740,945
                                                                                                                         -----------
Single Family Housing Revenue Bonds - 2.07%
Missouri State Housing Development Commission Mortgage Revenue Series C
  7.45% 9/1/27 (AMT) GNMA) (FNMA)                                                                        205,000             206,863
Missouri State Housing Development Commission Mortgage Revenue Single Family Homeowner
  Loan A 7.20% 9/1/26 (AMT) (GNMA) (FNMA)                                                                175,000             177,469
  Loan B 7.55% 9/1/27 (AMT) (GNMA) (FNMA)                                                                100,000             100,956
  Loan C 7.25% 9/1/26 (AMT) (GNMA) (FNMA)                                                                195,000             196,431
Missouri State Housing Development Commission Mortgage Revenue Single Family Mortgage
  Series A 5.20% 9/1/33 (AMT) (GNMA) (FNMA)                                                              365,000             373,980
                                                                                                                         -----------
                                                                                                                           1,055,699
                                                                                                                         -----------
Territorial General Obligation Bonds - 2.11%
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                               500,000             541,645
University Virgin Islands Series A 5.375% 6/1/34                                                         500,000             534,355
                                                                                                                         -----------
                                                                                                                           1,076,000
                                                                                                                         -----------
Territorial Revenue Bonds - 9.04%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
  Revenue Series A 4.75% 7/1/38 (MBIA)                                                                 1,000,000           1,055,410
Puerto Rico Electric Power Authority Power Revenue
  Series NN 5.125% 7/1/29                                                                                400,000             422,036
  Series PP 5.00% 7/1/25 (FGIC)                                                                        1,000,000           1,075,900
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater ROLs
  5.875% 7/1/19 (FSA)                                                                                  1,925,000           2,058,306
                                                                                                                         -----------
                                                                                                                           4,611,652
                                                                                                                         -----------
Water & Sewer Revenue Bonds - 7.83%
Liberty Sewer System Revenue
  6.00% 2/1/08 (MBIA)                                                                                    380,000             392,023
  6.15% 2/1/15 (MBIA)                                                                                  1,500,000           1,653,780
Metropolitan St. Louis Sewer District Wastewater Revenue 5.00% 5/1/34 (MBIA)                           1,250,000           1,324,175
Missouri State Development Finance Board Infrastructure Facilities Revenue (Sewer
  System Improvement Project) Series C 5.00% 3/1/25                                                      605,000             624,366
                                                                                                                         -----------
                                                                                                                           3,994,344
                                                                                                                         -----------
TOTAL MUNICIPAL BONDS (COST $47,068,918)                                                                                  50,140,681
                                                                                                                         ===========

                                                                                                          NUMBER OF
                                                                                                          SHARES

SHORT-TERM INVESTMENTS- 0.32%
Dreyfus Tax-Exempt Cash Management Fund                                                                  161,897             161,897
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS (COST $161,897)                                                                                 161,897
                                                                                                                         ===========

TOTAL MARKET VALUE OF SECURITIES - 98.60%
  (cost $47,230,815)                                                                                                      50,302,578
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.40%                                                          712,755
                                                                                                                         -----------
NET ASSETS APPLICABLE TO 4,728,118 SHARES OUTSTANDING - 100.00%                                                          $51,015,333
                                                                                                                         ===========

  ^Zero coupon security. The interest rate shown is the yield at the time of purchase.
ss.Pre-Refunded bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
  &An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of May 31, 2005. See Note 3 in "Notes."

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by the Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Option Longs

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Investment Trust
- Delaware Tax-Free Missouri Insured Fund (the "Fund").

SECURITY VALUATION- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes for the Fund was as follows:

Aggregate cost of investments                        $47,230,815
                                                     -----------
Aggregate unrealized appreciation                      3,102,965
Aggregate unrealized depreciation                        (31,202)
                                                     -----------
Net unrealized appreciation                          $ 3,071,763
                                                     ===========

For federal income tax purposes, at August 31, 2004, $163,168 in capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2008.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in a escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

DELAWARE TAX-FREE OREGON INSURED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2005

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
MUNICIPAL BONDS- 98.98%
Airport Revenue Bonds - 3.43%
Portland Airport Revenue (Portland International Airport) Series 11
   5.625% 7/1/26 (FGIC) (AMT)                                                                         $1,500,000         $ 1,562,025
                                                                                                                         -----------
                                                                                                                           1,562,025
                                                                                                                         -----------
Escrowed to Maturity Bonds - 2.46%
Umatilla County Hospital Facility Authority Revenue (Catholic Health Initiatives)
   Series A 5.50% 3/1/32                                                                               1,000,000           1,121,890
                                                                                                                         -----------
                                                                                                                           1,121,890
                                                                                                                         -----------
Higher Education Revenue Bonds - 14.23%
Oregon Health Sciences University Revenue (Capital Appreciation Insured)
   Series A 5.00% 7/1/32 (MBIA)                                                                        2,000,000           2,110,240
   ^Series A 5.50% 7/1/21 (MBIA)                                                                       2,000,000             986,940
Oregon State Facilities Authority Revenue
   (College Housing Northwest Project) Series A 5.45% 10/1/32                                          1,000,000           1,030,770
   (College Independent Student Housing Project) Series A 5.25% 7/1/30 (XLCA)                            630,000             684,167
   (Linfield College Project) Series A 5.00% 10/1/30                                                     600,000             615,798
   (Willamette University Project) Series A 5.00% 10/1/34 (FGIC)                                       1,000,000           1,063,970
                                                                                                                         -----------
                                                                                                                           6,491,885
                                                                                                                         -----------
Hospital Revenue Bonds - 4.13%
Deschutes County Hospital Facilities Authority Hospital Revenue (Cascade Health
   Services) 5.60% 1/1/32                                                                              1,250,000           1,338,788
Multnomah County Hospital Facilities Authority Revenue (Providence Health
   System) 5.25% 10/1/22                                                                                 500,000             545,405
                                                                                                                         -----------
                                                                                                                           1,884,193
                                                                                                                         -----------
Investor Owned Utilities Revenue Bonds - 1.38%
oPort Morrow Pollution Control Revenue (Portland General Electric Co.)
   Series A 5.20% 5/1/33                                                                                 600,000             630,642
                                                                                                                         -----------
                                                                                                                             630,642
                                                                                                                         -----------
Miscellaneous Revenue Bonds - 3.15%
Oregon State Department Administrative Services 5.00% 9/1/13 (FSA)                                       800,000             889,848
Oregon State Department Administrative Services Lottery Revenue Refunding Series A
   5.00% 4/1/18 (FSA)                                                                                    500,000             546,405
                                                                                                                         -----------
                                                                                                                           1,436,253
                                                                                                                         -----------
Multifamily Housing Revenue Bonds - 2.42%
Oregon Health, Housing, Educational & Cultural Facilities Authority (Pier Park Project)
   Series A 6.05% 4/1/18 (GNMA) (AMT)                                                                  1,095,000           1,105,654
                                                                                                                         -----------
                                                                                                                           1,105,654
                                                                                                                         -----------
Municipal Lease Revenue Bonds - 3.57%
Oregon State Department Administration Services Certificate of Participation Refunding
   Series A 5.00% 5/1/30 (FSA)                                                                           500,000             527,980
   Series C 5.25% 11/1/15 (MBIA)                                                                       1,000,000           1,101,810
                                                                                                                         -----------
                                                                                                                           1,629,790
                                                                                                                         -----------
Political Subdivision General Obligation Bonds - 5.20%
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                                           500,000             544,455
Southwestern Community College District 5.00% 6/1/28 (MBIA)                                            1,100,000           1,170,389
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                          620,000             658,862
                                                                                                                         -----------
                                                                                                                           2,373,706
                                                                                                                         -----------
ss.Pre-Refunded Bonds - 28.29%
Chemeketa County Community College District 5.80% 6/1/12-06 (FGIC)                                     1,500,000           1,543,739
Deschutes County Administrative School District #1 Series A 5.125% 6/15/21-11 (FSA)                    1,000,000           1,104,470
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                                1,175,000           1,292,688
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                               2,000,000           2,310,080
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                                  500,000             508,815
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                                    500,000             506,760
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                                  1,000,000           1,028,970
Oregon State Department Administrative Services Certificate of Participation Series A
   5.80% 5/1/24-07 (AMBAC)                                                                             1,000,000           1,063,410
Portland Series A 5.75% 6/1/15-05 (MBIA)                                                                 500,000             500,000
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                                       920,000           1,017,971
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                                    1,000,000           1,027,450
Washington County Education Services District Certificate of Participation
   7.10% 6/1/25-05 (MBIA)                                                                                700,000             700,000
Washington County School District #088J Sherwood
   6.10% 6/1/12-05 (FSA)                                                                                  65,000              65,000
   6.10% 6/1/12-05 (FSA)                                                                                 235,000             235,000
                                                                                                                         -----------
                                                                                                                          12,904,353
                                                                                                                         -----------

Public Utility District Revenue Bonds - 1.81%
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                                          750,000             823,440
                                                                                                                         -----------
                                                                                                                             823,440
                                                                                                                         -----------
School District General Obligation Bonds - 11.52%
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                              1,000,000           1,074,620
Clackamas County School District #12 (North Clackamas) 5.00% 6/15/16 (FSA)                             1,000,000           1,121,260
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                                500,000             538,640
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                              500,000             531,665
Lane County School District #019 Springfield Refunding 6.00% 10/15/14 (FGIC)                             500,000             598,810
Lincoln County School District 5.25% 6/15/12 (FGIC)                                                      700,000             754,481
Salem-Keizer School District #24J Refunding 5.00% 6/15/19 (FSA)                                          500,000             543,735
^Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22 (AMBAC)                          200,000              91,950
                                                                                                                         -----------
                                                                                                                           5,255,161
                                                                                                                         -----------
Single Family Housing Revenue Bonds - 3.30%
Oregon State Housing & Community Services Department Mortgage Revenue Single
   Family Mortgage Program Series R 5.375% 7/1/32 (AMT)                                                1,460,000           1,503,771
                                                                                                                         -----------
                                                                                                                           1,503,771
                                                                                                                         -----------
Tax Increment/Special Assessment Bonds - 2.76%
Portland River District Urban Renewal & Redevelopment Interstate Corridor
   Series A 5.00% 6/15/23 (AMBAC)                                                                        250,000             267,660
Portland Urban Renewal & Redevelopment Interstate Corridor Series A
   5.25% 6/15/20 (FGIC)                                                                                  890,000             990,962
                                                                                                                         -----------
                                                                                                                           1,258,622
                                                                                                                         -----------
Territorial Revenue Bonds - 10.57%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue
   Series J 5.50% 7/1/22                                                                                 400,000             443,380
Puerto Rico Commonwealth Public Improvement (Unrefunded Balance) 5.125% 7/1/30 (FSA)                     580,000             620,722
Puerto Rico Electric Power Authority Power Revenue Series NN 5.125% 7/1/29                             1,000,000           1,055,090
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater ROLs 5.875%
   7/1/19 (FSA)                                                                                        1,500,000           1,603,875
oPuerto Rico Public Buildings Authority Revenue (Government Facilities) Series J
   5.00% 7/1/36 (AMBAC)                                                                                1,000,000           1,099,610
                                                                                                                         -----------
                                                                                                                           4,822,677
                                                                                                                         -----------
Water & Sewer Revenue Bonds - 0.76%
Portland Sewer Systems Revenue (Second Lien) Series A 5.00% 6/1/23 (FSA)                                 325,000             347,867
                                                                                                                         -----------
                                                                                                                             347,867
TOTAL MUNICIPAL BONDS (COST $42,419,435)                                                                                  45,151,929
                                                                                                                         ===========
                                                                                                      NUMBER OF
                                                                                                      SHARES
SHORT-TERM INVESTMENTS- 0.26%
Dreyfus Tax-Exempt Cash Management Fund                                                                  120,189             120,189
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS (COST $120,189)                                                                                 120,189
                                                                                                                         ===========

TOTAL MARKET VALUE OF SECURITIES - 99.24%
   (cost $42,539,624)                                                                                                     45,272,118
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.76%                                                          348,077
                                                                                                                         -----------
NET ASSETS APPLICABLE TO 4,280,465 SHARES OUTSTANDING - 100.00%                                                          $45,620,195
                                                                                                                         ===========

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by the Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Options Long
XLCA - Insured by XL Capital Assurance

  &An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of May 31, 2005. See Note 3 in "Notes."
ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
  ^Zero coupon security. The interest rate shown is the yield at the time of purchase.
  oVariable rate notes. The interest rate shown is the rate as of May 31, 2004.

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Investment Trust
- Delaware Tax-Free Oregon Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                      $42,539,624
                                                   -----------
Aggregate unrealized appreciation                    2,748,147
Aggregate unrealized depreciation                      (15,653)
                                                   -----------
Net unrealized appreciation                        $ 2,732,494
                                                   ===========

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $295,986 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $217,063 expires in 2009 and $78,923 expires in 2010.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.       I have reviewed this report on Form N-Q of Voyageur Investment Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.       I have reviewed this report on Form N-Q of Voyageur Investment Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 1, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


VOYAGEUR INVESTMENT TRUST


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 1, 2005